Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (Benefit)
The following table presents the composition of income tax expenses for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expenses	5,162	11,294	2,432

Income tax expenses	5,162	11,294	2,432

Schedule of effective income tax rate reconciliation
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December
31
,
2017,
2018
and
2019
:

	For the year ended December 31,
	2017		2018		2019
Statutory income tax rate	25%		25%		25%
Permanent differences	1%		5%		0%
Tax rate difference from tax holiday and statutory rate in other jurisdictions	(7	% )	(5	% )	(9	% )
Change in valuation allowance	(22	% )	(31	% )	(16	% )

Effective income tax rate	(3	% )	(6	% )	0%

Schedule of deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2018 and 2019:

	As of December 31,

	2018	2019
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	144,050	160,743
Advertising and promotion expenses in excess of deduction limit	2,018	60,883
Payroll and expense accrued	549	29,739
Others	—	704
Less: valuation allowance	(146,617)	(252,069)
Total deferred tax assets, net	—	—

Summary of valuation allowance

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	2018	2019
	RMB	RMB
Balance as of January 1	116,606	146,617
Change of valuation allowance	30,011	105,452

Balance as of December 31	146,617	252,069

Summary of operation loss carry forwards
As of December 31, 2019, certain entities of the Group had net operating tax loss carry forwards, if not utilized, would expire as follows:

RMB
Loss expiring in 2020	—
Loss expiring in 2021	—
Loss expiring in 2022	—
Loss expiring in 2023	139,465
Loss expiring in 2024	137,645
Loss expiring in 2025	108,483
Loss expiring in 2026	111,357
Loss expiring in 2027	112,069
Loss expiring in 2028	201,070
Loss expiring in 2029	261,516
1,071,605